Annual Total Returns[BarChart] - ProShares Short S and P 500 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.95%)	(15.81%)	(25.80%)	(13.67%)	(4.20%)	(12.36%)	(17.34%)	4.87%	(22.24%)	(25.08%)